Note 16 - Income Tax (Details) - Deferred Income Tax Components (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets
Loss carry-forwards	$ 91,957	$ 88,318
Expenses not currently deductible	23,467	17,255
Stock-based compensation	3,956	3,317
Basis differences of partnerships and other entities	14,173	15,685
Allowance for doubtful accounts	4,580	3,324
Inventory and other reserves	2,554	1,611
	140,687	129,510
	126,567	117,599
Deferred income tax liabilities
Depreciation and amortization	31,165	33,751
Unrealized foreign exchange gains		932
Prepaid and other expenses deducted for tax purposes	1,427	875
	32,592	35,558
Net deferred income tax asset	93,975	82,041
Deferred Income Taxes [Member]
Deferred income tax assets
Less: valuation allowance	$ (14,120)	$ (11,911)